Supplementary Financial Statements Information (Other Payables and Accrued Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Supplementary Financial Statements Information [Abstract]
Employee and employee institutions	$ 828	$ 976
Accrued expenses	394	653
Provision for product warranty	100	100
Other	232	204
Other payables and accrued liabilities	$ 1,554	$ 1,933